Income Taxes (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019
Income Taxes (Details)
Net loss	$ 0	$ (870)	$ 0	$ (870)	$ (4,870)	$ (6,000)
Deferred tax effective rate			25.00%		25.00%	25.00%
Deferred tax asset	$ 5,300		$ 5,300		$ 5,300	$ 4,100